General (Details)	12 Months Ended
Dec. 31, 2023
Groen Gas Goor B.V. [Member]
General (Details) [Line Items]
Green gas production capacity per year	3 million
Groen Gas Oude-Tonge B.V. [Member]
General (Details) [Line Items]
Green gas production capacity per year	3.8 million
Groen Gas Gelderland B.V. [Member]
General (Details) [Line Items]
Green gas production capacity per year	9.5 million
Manara PSP [Member]
General (Details) [Line Items]
Proportion of ownership interest	83.333%
Talasol Solar S.L.U [Member]
General (Details) [Line Items]
Proportion of ownership interest	51.00%
Dorad Energy Ltd [Member]
General (Details) [Line Items]
Proportion of ownership interest	9.375%